Note 32 - Capital base and Capital management	12 Months Ended
Dec. 31, 2019
Capital Base And Capital Management
Information Whether Entity Complied with Any Externally Imposed Capital Requirement

32. Capital base and capital management

32.1 Capital base

As of December 31, 2019, 2018 and 2017, equity is calculated in accordance to the applicable regulation of each year on minimum capital base requirements for Spanish credit institutions –both as individual entities and as consolidated group– and how to calculate them, as well as the various internal capital adequacy assessment processes they should have in place and the information they should disclose to the market.

The minimum capital base requirements established by the current regulation are calculated according to the Group’s exposure to credit and dilution risk, counterparty and liquidity risk relating to the trading portfolio, exchange-rate risk and operational risk. In addition, the Group must fulfill the risk concentration limits established in said regulation and the internal corporate governance obligations.

With regard to BBVA, after the supervisory review and evaluation process (“SREP”) carried out by the ECB, the Group has received the communication to maintain, from January 1, 2020 on a consolidated basis, a CET1 capital ratio of 9.27% and a total capital ratio of 12.77%.

This total capital requirement at consolidated level includes: i) a Pillar 1 requirement of 8% that should be fulfilled by a minimum of 4.5% of CET1; ii) a Pillar 2 requirement of 1.5% of CET1 that remains at the same level as the one included in the previous SREP decision; iii) a Capital Conservation buffer of 2.5% of CET1; iv) the Other Systemic Important Institution buffer (OSII) of 0.75% of CET1; and v) the Countercyclical Capital buffer 0.02% of CET1.

The ECB Pillar 2 requirement remains at the same level as the one established in the last SREP decision, being the sole difference the evolution of the Countercyclical Capital buffer of 0.01% approximately.

A reconciliation of the main figures between the accounting and regulatory own funds as of December 31, 2019, 2018 and 2017 is shown below:

Eligible capital resources (Millions of Euros)
	Notes	2019	2018	2017
Capital	26	3,267	3,267	3,267
Share premium	27	23,992	23,992	23,992
Retained earnings, revaluation reserves and other reserves	28	26,277	23,021	23,724
Other equity instruments, net		56	50	54
Treasury shares	29	(62)	(296)	(96)
Attributable to the parent company	6	3,512	5,400	3,514
Attributable dividend		(1,084)	(1,109)	(1,172)
Total equity		55,958	54,326	53,283
Accumulated other comprehensive income	30	(7,235)	(7,215)	(6,939)
Non-controlling interest	31	6,201	5,764	6,979
Shareholders' equity		54,925	52,874	53,323
Goodwill and other intangible assets		(6,803)	(8,199)	(6,627)
Direct and synthetic treasury shares		(422)	(135)	(182)
Deductions		(7,225)	(8,334)	(6,809)
Temporary CET 1 adjustments		-	-	(273)
Capital gains from the Available-for-sale debt instruments portfolio		-	-	(256)
Capital gains from the Available-for-sale equity portfolio		-	-	(17)
Differences from solvency and accounting level		(215)	(176)	(189)
Equity not eligible at solvency level		(215)	(176)	(462)
Other adjustments and deductions (1)		(3,832)	(4,049)	(3,711)
Common Equity Tier 1 (CET 1)		43,653	40,313	42,341
Additional Tier 1 before Regulatory Adjustments		6,048	5,634	6,296
Total Regulatory Adjustments of Additional Tier 1		-	-	(1,657)
Tier 1		49,701	45,947	46,980
Tier 2		8,304	8,756	8,798
Total Capital (Total Capital=Tier 1 + Tier 2)		58,005	54,703	55,778
Total Minimum equity required		46,540	41,576	40,370

(1) Other adjustments and deductions includes the amount of minority interest not eligible as capital, amount of dividends not distributed and other deductions and filters set by the CRR.

The Group’s bank capital in accordance with the aforementioned applicable regulation as of December 31, 2019, 2018 and 2017 is shown below:

Amount of capital CC1 (Millions of Euros)

	2019	2018	2017
Capital and share premium	27,259	27,259	27,259
Retained earnings and equity instruments	26,960	23,773	23,791
Other accumulated income and other reserves	(7,157)	(7,143)	(6,863)
Minority interests	4,404	3,809	5,446
Net interim attributable profit	1,316	3,188	1,302
Ordinary Tier 1 (CET 1) before other reglamentary adjustments	52,783	50,887	50,935
Goodwill and intangible assets	(6,803)	(8,199)	(6,627)
Direct and indirect holdings in equity	(484)	(432)	(278)
Deferred tax assets	(1,420)	(1,260)	(755)
Other deductions and filters	(423)	(682)	(933)
Total common equity Tier 1 reglamentary adjustments	(9,130)	(10,573)	(8,594)
Common equity TIER 1 (CET1)	43,653	40,313	42,341
Equity instruments and share premium classified as liabilities	5,400	5,005	5,893
Qualifying Tier 1 capital included in consolidated AT1 capital issued by subsidiaries and held by third parties	648	629	403
Additional Tier 1 (CET 1) before regulatory adjustments	6,048	5,634	6,296
Temporary CET 1 adjustments	-	-	(1,657)
Total regulatory adjustments of additional equity l Tier 1	-	-	(1,657)
Additional equity Tier 1 (AT1)	6,048	5,634	4,639
Tier 1 (Common equity TIER 1+ additional TIER 1)	49,701	45,947	46,980
Equity instruments and share premium accounted as Tier 2	3,064	3,768	1,759
Eligible equity instruments	4,690	4,409	6,438
Credit risk adjustments	550	579	601
Tier 2 before regulatory adjustments	8,304	8,756	8,798
Tier 2	8,304	8,756	8,798
Total capital (Total capital=Tier 1 + Tier 2)	58,005	54,703	55,778
Total RWA's	364,448	348,264	362,875
CET 1 (phased-in)	12.0%	11.6%	11.7%
Tier 1 (phased-in)	13.6%	13.2%	12.9%
Total capital (phased-in)	15.9%	15.7%	15.4%

As of December 2019 Common Equity Tier 1 (CET1) phased-in ratio(1) stood at 11.98%, including the impact of IFRS 16 standard’s implementation that entered into force on January 1, 2019 (-11 basis points). Compared to December 2018, the ratio increased by +40 basis points supported by the profit generation, net of dividend payments and remuneration of contingent convertible capital instruments (CoCos), notwithstanding the moderate growth of risk-weighted assets.

In addition, the impairment of the goodwill in the United States CGU recognized by the Group amounting to €1,318 million has had no impact on the regulatory own funds (see Note 18.1).

Risk-weighted assets (RWAs) increased by approximately €16,100 million in 2019 as a result of activity growth, mainly in emerging markets, and the impact of regulatory changes (the application of IFRS 16 and TRIM - Targeted Review of Internal Models) for approximately €7,600 million (with an impact on the CET1 ratio of -25 basis points. It should be noted that during the second quarter of 2019, the recognition by the European Commission of Argentina as a country whose supervisory and regulatory requirements(2) are considered equivalent had a positive effect on the evolution of the RWAs.

The Additional tier 1 capital (AT1) phased-in ratio stood at 1.66% as of December 31, 2019. In this regard, BBVA S.A. carried out an issue of €1,000 million CoCos, registered at the Spanish Securities Market Commission (CNMV) and another issue of the same type of instruments, registered in the Securities and Exchange Commission (hereinafter, SEC) for USD 1,000 million.

On the other hand, in February 2020 the CoCos issuance of € 1,500 million issued in February 2015 will be amortized. As of December 31, 2019, it is no longer included in the capital ratios.

Finally, in terms of issues eligible as Tier 2 capital, BBVA S.A. issued € 750 million of subordinated debt and carried out the early redemption of two subordinated-debt issues; one for €1,500 million redeemed in April 2019, and another issued in June 2009 by Caixa d'Estalvis de Sabadell with an outstanding nominal amount of €4.9 million and redeemed in June 2019.

With regard to the subsidiaries of the Group, BBVA Mexico carried out a Tier 2 issuance of USD 750 million and partially repurchased two subordinated debt issuances ($250 million due in 2020 and $500 million due in 2021). Meanwhile, Garanti BBVA issued another Tier 2 issuance of TRY 253 million.

All of this, together with the evolution of the remaining elements eligible as Tier 2 capital, set the Tier 2 phased in ratio at 2.28% as of December 31, 2019. In addition, during the beginning of 2020, two subordinated debts were issued, BBVA, S.A. issued €1,000 million, and Garanti BBVA issued 750 million of Turkish Liras. These issuances will be included in the capital ratios for the first quarter of 2020 with an estimated impact of approximately +28 basis points on the T2 capital ratio.

These levels are above the requirements established by the supervisor in its SREP letter applicable in 2019, also above the applicable requirements from January 1, 2020.

In November 2019, BBVA received a new communication from the Bank of Spain regarding its minimum requirement for own funds and eligible liabilities (MREL), as determined by the Single Resolution Board, that was calculated taking into account the financial and supervisory information as of December 31, 2017.

In accordance with such communication, BBVA has to reach, by January 1, 2021, an amount of own funds and eligible liabilities equal to 15.16% of the total liabilities and own funds of its resolution group, on sub-consolidated basis (the MREL requirement). Within this MREL, an amount equal to 8.01% of the total liabilities and own funds shall be met with subordinated instruments (the subordination requirement), once the relevant allowance is applied.

This MREL requirement is equal to 28.50% in terms of risk-weighted assets (RWAs), while the subordination requirement included in the MREL requirement is equal to 15.05% in terms of RWAs, once the relevant allowance has been applied.

In order to comply with this requirement, BBVA has continued its issuance program during 2019 by closing three senior non-preferred debt issuances, for a total of € 3,000 million, of which one consists in green bonds (€ 1,000 million). In addition, BBVA issued €1,000 million of senior preferred debt.

The Group estimates that the current own funds and eligible liabilities structure of the resolution group meets the MREL requirement, as well as the new subordination requirement.

(1) This CET1 phased-in ratio includes the impact of the initial implementation of IFRS 9. In this context, the European Commission and Parliament have established temporary arrangements, which implementation is voluntary, which seek to phase-in the impact of IFRS 9 on capital ratios. BBVA has informed the supervisory board of its adherence to these arrangements.

(2) On April 1, 2019, the Official Journal of the European Union published Commission Implementing Decision (EU) 2019/536, which includes Argentina within the list of third countries and territories whose supervisory and regulatory requirements are considered equivalent for the purposes of the treatment of exposures in accordance with Regulation (EU) No. 575/2013.

32.2 Leverage ratio

The leverage ratio (LR) is a regulatory measure complementing capital designed to guarantee the soundness and financial strength of institutions in terms of indebtedness. This measurement can be used to estimate the percentage of the assets and off-balance sheet arrangements financed with Tier 1 capital, the carrying amount of the assets used in this ratio is adjusted to reflect the bank’s current or potential leverage with a given balance-sheet position (Leverage ratio exposure).

Breakdown of capital base as of December 31, 2019, 2018 and 2017, calculated according to CCR, is as follows:

Capital Base
	2019	2018	2017
Tier 1 (millions of euros) (a)	49,701	45,947	46,980
Exposure (millions of euros) (b)	731,087	705,299	709,758
Leverage ratio (a)/(b) (percentage)	6.80%	6.51%	6.62%

32.3 Capital management

Capital management in the BBVA Group has a twofold aim:

•Maintain a level of capitalization according to the business objectives in all countries in which it operates and, simultaneously,

•Maximize the return on shareholders’ funds through the efficient allocation of capital to the different units, a good management of the balance sheet and appropriate use of the various instruments forming the basis of the Group’s equity: shares, preferred securities and subordinated debt.

This capital management is carried out determining the capital base and the solvency ratios established by the prudential and minimum capital requirements also have to be met for the entities subject to prudential supervision in each country.

The current regulation allows each entity to apply its own internal ratings-based (IRB) approach to risk assessment and capital management, subject to Bank of Spain approval. The BBVA Group carries out an integrated management of these risks in accordance with its internal policies and its internal capital estimation model has received the Bank of Spain’s approval for certain portfolios (see Note 7).